Marketable Securities - Marketable Securities In The Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Marketable Securities [Line Items]
Total marketable securities	$ 121	$ 124
Seadrill Partners Common Units [Member]
Marketable Securities [Line Items]
Total marketable securities	91	96
Archer [Member]
Marketable Securities [Line Items]
Total marketable securities	$ 30	$ 28